Commitments, Contingencies And Guarantees (Contractual Expiry Of Commitments) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Commitments To Purchase Aircraft [Member] USD ($)	Sep. 30, 2011 Commitments To Purchase Aircraft [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Purchase Aircraft [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Purchase Aircraft [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Purchase Aircraft [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Purchase Aircraft [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 3 To 5 Years [Member] Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 3 To 5 Years [Member] Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 3 To 5 Years [Member] Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 3 To 5 Years [Member] Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due More Than 5 Years [Member] Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due More Than 5 Years [Member] Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due More Than 5 Years [Member] Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due More Than 5 Years [Member] Commitments To Invest In Partnerships [Member] JPY (¥)
Total contractual amount	$ 3,335	¥ 256,927	$ 402	¥ 30,952	$ 781	¥ 60,162	$ 767	¥ 59,122	$ 3	¥ 253	$ 280	¥ 21,561	$ 712	¥ 54,811	$ 291	¥ 22,373	$ 501	¥ 38,601	$ 1,762	¥ 135,715	$ 8	¥ 630	$ 94	¥ 7,279	$ 100	¥ 7,696